TAXES PAYABLES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
VAT tax payables	$ 4,241,346	$ 4,183,815
Income tax liability	353,575	411,638
Individual Income tax payable	6,712	0
Other tax payable	162	(4,151)
Total taxes payable	$ 4,601,795	$ 4,591,302